Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Digital asset	$ 17.4	$ 24.7
Investment Owned, Balance, Principal Amount	25.2	25.2
Derivative Asset	$ 7.8	$ 0.5